CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial information of the parent company, the Company, has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Company’s share of losses from its subsidiaries is reported as loss from subsidiaries in the accompanying condensed financial information of parent company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022, 2023 and 2024.

Parent Company Balance Sheets:

	As of December 31,
	2023	2024
Assets
Current Assets
Cash and cash equivalents	$1,383,462	$2,121,423
Amounts due from subsidiaries	11,043,642	15,431,911
Total current assets	12,427,104	17,553,334

Non-current Assets
Deferred offering costs	2,162,836	-
Investment in subsidiaries	234,838,675	221,178,395
Total non-current assets	237,001,511	221,178,395

Total Assets	$249,428,615	$238,731,729

Accrued expenses and other liabilities	1,689,455	1,246,591
Current Liabilities	1,689,455	1,246,591
Total liabilities	$1,689,455	$1,246,591

Mezzanine equity:
Class A redeemable preferred shares (US$0.0001 par value; 24,709,527 and nil shares authorized as of December 31, 2023 and 2024, respectively, 24,709,527 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	114,893,066	-
Class B redeemable preferred shares (US$0.0001 par value; 2,693,877 and nil shares authorized as of December 31, 2023 and 2024, respectively, 2,693,877 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	16,766,736	-
Class B-1 redeemable preferred shares (US$0.0001 par value; 43,044,524 and nil shares authorized as of December 31, 2023 and 2024, respectively, 43,044,524 and nil issued and outstanding as of December 31, 2023 and 2024, respectively*)	190,882,461	-
Redeemable non-controlling interests	-	2,958,555
Total mezzanine equity	322,542,263	2,958,555

(Deficit) Equity
Ordinary Shares (US$0.0001 par value; 429,552,072 and nil shares authorized as of December 31, 2023 and 2024, respectively, 37,163,379 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)	3,716	-
Class A Ordinary Shares (US$0.0001 par value; 461,995,682 shares authorized as of December 31, 2024, 75,392,253 issued and outstanding as of December 31, 2024)	-	7,539
Class B Ordinary Shares (US$0.0001 par value; 38,004,318 shares authorized, issued and outstanding as of December 31, 2024)	-	3,800
Subscription receivable	(3,716)	(3,808)
Accumulated deficit	(80,228,473)	(128,849,237)
Additional paid-in capital	-	373,890,499
Accumulated other comprehensive loss	5,425,370	(10,522,210)
Total (deficit) equity attributable to the shareholders of NIP Group Inc.	(74,803,103)	234,526,583
Total liabilities, mezzanine equity and (deficit) equity	$249,428,615	$238,731,729

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

23. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Continued

Parent Company Statements of Operations and Comprehensive Loss:

	For the years ended December 31,
	2023	2024
Loss from operations:
Financial income	$26,175	$34,650
General and administrative expenses	(694,745)	(1,215,614)
Equity in loss of subsidiaries	(12,589,459)	(11,508,821)
Net loss	(13,258,029)	(12,689,785)

Total comprehensive loss	$(8,004,774)	$(28,637,365)

Parent Company Statements of Cash Flows:

	For the years ended December 31,
	2023	2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,258,029)	$(12,689,785)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	12,589,459	11,508,821
Change in operating assets and liabilities:
Amounts due from subsidiaries	(5,721,562)	(4,388,269)
Other receivables	(78,364)	-
Accrued expenses and other liabilities	(697,955)	511,654
Net cash used in operating activities	(7,166,451)	(5,057,579)

Investment in equity investees	(17,400,000)	(10,950,000)
Net cash used in investing activities	(17,400,000)	(10,950,000)

Collection of shareholder investment fund receivable	2,999,845	-
Payment of deferred offering cost	(418,351)	(3,514,703)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	-	20,260,243
Capital injection in Reorganization	16,309,641	-
Net cash provided by financing activities	18,891,135	16,745,540

Net (decrease) increase in cash and cash equivalents	(5,675,316)	737,961
Cash and cash equivalents, at beginning of year	7,058,778	1,383,462
Cash and cash equivalents, at end of year	$1,383,462	$2,121,423